TAX SITUATION (Details 4)	12 Months Ended
Dec. 31, 2018
Banco De Credito De Bolivia [Member]
Disclosure of tax situation [Line Items]
Annual Income Tax Returns	2011, 2012, 2014 to 2018
Credicorp Capital Colombia [Member]
Disclosure of tax situation [Line Items]
Annual Income Tax Returns	2016 to 2018
Credicorp Capital Holding Chile [Member]
Disclosure of tax situation [Line Items]
Annual Income Tax Returns	2014 to 2018